Income Taxes - Reconciled Tax at Statutory Rates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Income tax benefit (expense) at statutory tax rates	$ 6.2	$ 8.8	$ (28.4)
US state income taxes, net of the federal benefit	(1.8)	(0.1)	(0.8)
Asbestos - effect of foreign exchange	30.2	(0.3)	(1.9)
Expenses not deductible	(2.1)	(2.0)	(0.7)
Non-assessable items	0.6	1.8	0.4
Repatriation of foreign earnings		2.7	(0.1)
Amortisation of intangibles	1.7	2.0	1.7
Taxes on foreign income	(2.9)	(1.6)	2.6
Tax assessment in dispute	10.7		478.4
Other items	2.3	0.5	2.0
Total income tax benefit	$ 44.9	$ 11.8	$ 453.2
Effective tax rate	(82.20%)	(35.00%)	(299.90%)